Capital and reserves - Additional Information (Details) € / shares in Units, € in Thousands, $ in Millions					12 Months Ended
	Sep. 16, 2022 EUR (€)	May 06, 2021 shares	Apr. 07, 2021 EUR (€) shares	Jan. 29, 2021 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2023 SFr / shares	Dec. 31, 2022 SFr / shares	Dec. 31, 2022 USD ($) shares	Aug. 04, 2022 EUR (€)	Dec. 31, 2021 SFr / shares	Dec. 31, 2020 shares
Capital and reserves
Share capital					€ 27,421	€ 27,323	€ 27,300
Shares outstanding | shares													155,389
Adjustment to additional paid in capital issue of shares for assets received							63,300
Payment of underwriter discount costs							26,400
Granted equity instruments to one licensor					51,999		63,270
Loans and borrowings excluding lease liabilities					200	800
Repayment of borrowings						420,000
Sportradar US, LLC
Capital and reserves
Cash transferred						28,200				$ 32.0
Credit agreement
Capital and reserves
Additional revolving facility	€ 110,000
Total unutilized credit facility					220,000	220,000
Optima
Capital and reserves
Issue of participation certificates shares | shares			1,307
Issue of participation certificates value			€ 6,800
Atrium
Capital and reserves
Issue of participation certificates shares | shares		1,805
Bettech Gaming (PTY) LTD
Capital and reserves
Gain on contribution of shares						3,000
Cash transferred											€ 7,000
Bettech Gaming (PTY) LTD | SportTech AG
Capital and reserves
Gain on contribution of shares						€ 3,000
Director
Capital and reserves
Issue of participation certificates shares | shares				208
Issue of participation certificates value				€ 1,000
Fair value per participation certificate | € / shares				€ 12,237
Attributable to owners of the Company
Capital and reserves
Decrease In equity due to reorganization transactions							100,100
Granted equity instruments to one licensor					51,999		63,270
Additional paid-in capital
Capital and reserves
Share issue related cost							36,400
Granted equity instruments to one licensor					€ 51,999		€ 63,270
Class A shares
Capital and reserves
Shares outstanding | shares					207,794,199	206,848,644	206,571,517			206,848,644
Common stock par or stated value per share | SFr / shares								SFr 0.1	SFr 0.1			SFr 0.1
Class B shares
Capital and reserves
Shares outstanding | shares					903,670,701	903,670,701	903,670,701			903,670,701
Common stock par or stated value per share | SFr / shares								SFr 0.01	SFr 0.01			SFr 0.01
Registered shares
Capital and reserves
Shares outstanding | shares													344,611
MP share awards
Capital and reserves
Reclassification from additional paid in capital to unpaid contribution							€ 5,400
Participation certificates | Director
Capital and reserves
Sale of stock issue price per share | € / shares				€ 4,808
Share based payment expense							€ 1,500